Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash	$ 3,577,685	$ 4,428,602
Restricted cash		300,296
Short-term investment	55,961
Note receivable		86,149
Accounts receivable, net	10,935,867	9,249,042
Accounts receivable – a related party	75,862	516,290
Inventories	651,413	1,103,685
Advance to vendors	1,022,219	1,215,220
Prepayments and other assets, net	410,785	295,738
TOTAL CURRENT ASSETS	16,729,792	17,197,314
Property, plant and equipment, net	3,996,244	4,277,525
Intangible assets, net	23,918	45,115
Deferred tax assets	1,094,343	684,847
Right-of-use assets, net	563,209	159,685
TOTAL ASSETS	22,407,506	22,364,486
CURRENT LIABILITIES:
Short term bank loans	2,577,707	3,359,025
Long-term bank loan - current	109,786	230,397
Loan payable from third-party	500,000	500,000
Accounts payable	4,442,717	5,390,732
Advance from customers	2,555,789	1,698,526
Accrued expenses and other liabilities	793,315	801,422
Taxes payable	1,167,758	884,694
Operating lease liabilities – current	205,792	142,076
TOTAL CURRENT LIABILITIES	12,756,181	13,006,872
Long term bank loans	1,811,476	1,919,974
Operating lease liabilities – non-current	361,763	22,582
TOTAL LIABILITIES	14,929,420	14,949,428
COMMITMENTS AND CONTINGENCIES (Note 13)
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0000025 par value, 20,000,000,000 shares authorized, 26,785,848 and 24,103,749 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	66	60
Share to be issued	1
Additional paid-in capital	39,922,538	23,050,345
Statutory reserves	343,077	343,077
Accumulated deficit	(31,969,471)	(15,317,791)
Accumulated other comprehensive loss	(818,125)	(660,633)
TOTAL SHAREHOLDERS’ EQUITY	7,478,086	7,415,058
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,407,506	22,364,486
Related Party
CURRENT ASSETS:
Due from related parties		2,292
CURRENT LIABILITIES:
Due to a related party	$ 403,317